Income Tax - Components of Partnership's Deferred Tax Assets (Liabilities) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Components Of Deferred Tax Assets And Liabilities [Line Items]
Derivative instruments	$ 50,669	$ 59,724
Taxation loss carryforwards	40,762	35,554
Vessels and equipment	3,150	2,178
Capitalized interest	(2,784)	(3,123)
Gross deferred tax assets	91,797	94,333
Valuation allowance	(85,884)	(89,236)
Net deferred tax assets	$ 5,913	$ 5,097